Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,764	¥ 2,730
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	448	348
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	69	79
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,558	2,390
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	25	28
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	466	480
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 26,445	¥ 23,933